Form N-1A Supplement	May 01, 2025
Capital Group Global Equity ETF | Capital Group Global Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement May 1, 2025
  For the following funds with the most recent prospectuses (as supplemented to date):
Capital Group Global Equity ETF Capital Group Global Growth Equity ETF

Capital Group Global Growth Equity ETF | Capital Group Global Growth Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Prospectus Supplement May 1, 2025
  For the following funds with the most recent prospectuses (as supplemented to date):
Capital Group Global Equity ETF Capital Group Global Growth Equity ETF